497(e)
                                                                      333-141082

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 24, 2007 TO THE CURRENT VARIABLE ANNUITY PROSPECTUSES FOR:

EQUI-VEST(SM) AT RETIREMENT(SM)
AT RETIREMENT(SM)
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On the cover page under "Types of contracts," the following paragraph has been added as the last paragraph on the cover page and should be applied throughout the prospectus:

Subject to certain conditions and contribution limitations as described in the above paragraphs, additional EQUI-VEST(SM) contract types may be eligible for replacement with this contract. The additional eligible EQUI-VEST(SM) contract types are:

Employer-funded traditional individual retirement annuities ("IRAs"):

o A simplified employee pension plan ("SEP") sponsored by an employer.

o SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997.

o SIMPLE IRAs funded by employee salary reduction and employer contributions.


































                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                      Copyright 2007. All rights reserved.
             EQUI-VEST(SM) and At Retirement(SM) are servicemarks of
                      AXA Equitable Life Insurance Company.

                                                                          x01798
Form no. 888-1425                                      Catalog no. 139572 (9/07)